Consolidated Statements of Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net gain/(loss) on sale of divested businesses	$ (94)	$ 0	$ 1,774